Related party transactions - Additional information (Details)	1 Months Ended		6 Months Ended
	Oct. 31, 2009 CNY (¥)	Oct. 31, 2009 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Revenue from Related Parties			$ 1,783	$ 154,452
Forasen Group
Related Party Transaction [Line Items]
Monthly rent	¥ 22,400	$ 3,279
Terms of lease	10 years	10 years
Forasen Group | Total sales
Related Party Transaction [Line Items]
Revenue from Related Parties			$ 1,783	$ 154,452
Concentration risk, percentage			0.01%	1.19%